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                                                           October 30, 2006



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Met Investors Series Trust (File No. 811-10183; CIK: 0001126087) Preliminary Information Statement on Schedule 14C


Ladies and Gentlemen:

     Enclosed for filing electronically is the preliminary information statement on Schedule 14C for the BlackRock High Yield Portfolio (the "Portfolio") of the Met Investors Series Trust (the "Trust"). This information statement relates to the appointment of BlackRock Financial Management, Inc. as the Portfolio's adviser and is being sent to contract owners as a condition of the Trust's multi-manager exemptive order. The information statement is expected to be mailed to contract owners on or about November 13, 2006.

     No fee is due in connection with this filing.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

                                                    Very truly yours,
                                                    /s/ John L. Chilton
                                                    -------------------------
                                                    John L. Chilton

Enclosure

cc:  Elizabeth M. Forget
      Robert N. Hickey, Esq.